Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,172,000)	$ (1,808,000)		$ (5,162,000)	[1]	$ (9,559,000)	[1]	$ (14,121,000)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization						106,000
Amortization of operating lease right-of-use asset						329,000
Stock-based compensation expense	3,000	8,000		25,000		511,000
Loss on disposals						2,618,000
Fair value adjustment of warrants		(66,000)		(67,000)		67,000
Changes in operating assets and liabilities:
Accounts receivable		(16,000)				928,000
Prepaid expenses and other current assets	(424,000)	82,000		358,000		343,000
Other long-term assets		13,000		13,000		163,000
Accounts payable	379,000	(152,000)		(537,000)		(1,106,000)
Accrued expenses	147,000	126,000		(63,000)		(438,000)
Operating lease liability						(333,000)
Deferred revenue						(4,345,000)
Net cash provided by operating activities	(1,067,000)	(1,813,000)		(5,433,000)		(10,716,000)
Cash flows from investing activities:
Purchases of property and equipment						(398,000)
Net cash provided by investing activities						(398,000)
Cash flows from financing activities:
Proceeds from sale of Series B Convertible Preferred Stock	1,000,000
Net cash provided by financing activities	1,000,000
Net increase in cash and cash equivalents:	(67,000)	(1,813,000)		(5,433,000)		(11,114,000)
Cash and cash equivalents at beginning of period	4,098,000	9,531,000		9,531,000		20,645,000
Cash and cash equivalents at end of period	4,031,000	7,718,000	$ 9,531,000	4,098,000		9,531,000		$ 20,645,000
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	3,324,000	7,708,000	9,521,000	4,088,000		9,521,000
Restricted cash	700,000
Long-term restricted cash	7,000	10,000	10,000	10,000		10,000
Supplemental disclosures of non-cash financing information:
Reduction of operating lease right-of-use asset and lease liability upon lease modification						8,423,000
Preferred stock issuance costs not yet paid	50,000
Eos SENOLYTIXS Inc [Member]
Cash flows from operating activities:
Net loss	(582,432)	(78,761)	(76,895)	(253,020)
Adjustments to reconcile net loss to net cash provided by operating activities:
Parent-paid expenses treated as capital contribution	325,126	78,675	76,885	234,675
Stock-based compensation expense	7,455	86	10	345
Changes in operating assets and liabilities:
Deferred assets	(414,442)
Prepaid expenses	(75,000)
Accrued expenses	654,227			18,000
Net cash provided by operating activities	(85,066)
Cash flows from investing activities:
Net cash provided by investing activities
Cash flows from financing activities:
Proceeds from short-term borrowings	100,000
Net cash provided by financing activities	100,000
Net increase in cash and cash equivalents:
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	14,934
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	14,934
Supplemental disclosure of operating activities
Interest paid
Income taxes paid

[1]	The dollar amounts reported represent the amount of net loss, in thousands, reflected in Pulmatrix’s consolidated audited financial statements for each applicable year.